U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.  Name and address of issuer:  GMO Trust
                                 40 Rowes Wharf
                                 Boston, MA 02110


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
    classes):                                                          [  ]


    GMO U.S. Core Fund, Classes II, III, IV
    GMO Tobacco-Free Core Fund, Class III
    GMO Value Fund, Class III
    GMO Intrinsic Value Fund, Class III
    GMO Growth Fund, Class III
    GMO Small Cap Value Fund, Class III
    GMO Small Cap Growth Fund, Class III
    GMO REIT Fund, Class III
    GMO Tax-Managed U.S. Equities Fund, Class III
    GMO Tax-Managed Small Companies Fund, Class III
    GMO International Intrinsic Value Fund, Classes II, III, IV
    GMO Currency Hedged International Equity Fund, Classes III, IV GMO Foreign Fund, Classes II, III, IV
    GMO Foreign Small Companies Fund, Classes III
    GMO International Small Companies Fund, Class III
    GMO Emerging Markets Fund, Classes III, IV
    GMO Evolving Countries Fund, Class III
    GMO Asia Fund, Class III
    GMO Tax-Managed International Equities Fund, Class III
    GMO Domestic Bond Fund, Class III
    GMO U.S. Bond/Global Alpha A Fund, Class III
    GMO International Bond Fund, Class III
    GMO Currency Hedged International Bond Fund, Class III
    GMO Global Bond Fund, Class III
    GMO Emerging Country Debt Fund, Classes III, IV
    GMO Short-Term Income Fund Class III
    GMO Global Hedged Equity Fund, Class III
    GMO Inflation Indexed Bond Fund, Class III
    GMO Emerging Country Debt Share Fund, Class III
    GMO International Equity Allocation Fund, Class III
    GMO World Equity Allocation Fund, Class III
    GMO Global (U.S.+) Equity Allocation Fund, Class III
    GMO Global Balanced Allocation Fund, Class III
    GMO U.S. Sector Fund, Class III
    Pelican Fund
    GMO Japan Fund, Class III
    GMO U.S. Bond/Global Alpha B Fund, Class III

3.  Investment Company Act File Number:  811-4347

    Securities Act File Number:  2-98772

4(a).  Last day of fiscal year for which this Form is filed:  February 28, 2001


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4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                  $3,011,761,038

       (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:          $3,235,395,131

       (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to
              the Commission:                                 $3,409,951,783

       (iv)   Total available redemption credits
              [add items 5(ii) and 5(iii)]:                   $6,645,346,914

       (v)    Net sales -- if item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)            $0
              from Item 5(i)]:

       (vi)   Redemption credits available for use
              in future years -- if Item 5(i) is              $(3,633,585,876)
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                      x.000250

       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee
              is due):                                        =$      0.00
                                                                 ------------
                                                                 ------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):     +$0.00

8.   Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]:                              =$0.00
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: N/A

     Method of Delivery:


                        [  ]  Wire Transfer
                        [  ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Susan Randall Harbert
                                  -------------------------------------
                                  Susan Randall Harbert
                                  Chief Financial Officer & Treasurer

Date: May 29, 2001


*Please print the name and title of the signing officer below the signature.